Borrowings (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about borrowings [abstract]
Schedule of terms and conditions of outstanding loans	The terms and conditions of outstanding loans are as follows:

		United States Dollar
Facility Figures in millions unless otherwise stated	Notes	2025	2024	Borrower	Nominal Interest rate	Commitment fee	Maturity date

US$500 million 5-year notes issue (the 5-year notes)[1]	(a)	—	—	Orogen	5.125%	—	15 May 2024
US$500 million 10-year notes issue (the 10-year notes)[1]	(b)	498.3	497.9	Orogen	6.125%	—	15 May 2029
US$750 million 7-year notes issue (the 7-year notes)[2]	(c)	743.2	—	Windfall	5.854%	—	13 May 2032
US$150 million revolving senior secured credit facility[3]	(d)	—	—	La Cima	SOFR plus 1.40%	0.50%	15 April 2024
US$85 million revolving senior secured credit facility[3]	(e)	—	33.5	La Cima	SOFR plus 2.15%	0.50%	28 April 2026
US$100 million revolving credit facility[4]		—	—	Ghana	SOFR plus 2.75%	0.90%	13 April 2026
A$500 million syndicated revolving credit facility[5]	(f)	—	210.6	Gruyere	BBSY plus 1.775%	0.70%	26 September 2028
US$1,200 million multi-currency revolving credit facility[6]	(g)	483.9	1,034.5	Orogen/Windfall	SOFR/CORRA plus 1.69%	0.54%	Refer footnote 6
US$750 million multi-currency bridge facilities[7]	(h)	—	719.1	Orogen/Windfall	SOFR/CORRA plus 0.75% to 1.60%	0.15%	17 October 2025
US$2,300 million multi-currency bridge facility[8]	(i)	178.7	—	Gruyere	BBSY plus 1.15%	0.10% – 0.20%	14 July 2026
A$1,250 million multi-currency term loan facility[9]	(j)	834.1	—	Gruyere	BBSY plus 1.55%	—	1 December 2030
R500 million Nedbank revolving credit facility[10,14]		—	—	GFIJVH/GFO	JIBAR plus 2.00%	0.60%	8 May 2028
R1,000 million Rand Merchant Bank revolving credit facility[11,14]		—	—	GFIJVH/GFO	JIBAR plus 1.90%	0.53%	19 April 2028
R500 million Absa Bank revolving credit facility[12,14]		—	—	GFIJVH/GFO	JIBAR plus 1.90%	0.57%	5 May 2028
R500 million Standard Bank revolving credit facility[13,14]		—	—	GFIJVH/GFO	JIBAR plus 1.95%	0.59%	8 May 2028
Total borrowings		2,738.2	2,495.6
Current borrowings		(178.7)	(719.1)
Non-current borrowings		2,559.5	1,776.5
1On 9 May 2019, Gold Fields successfully concluded the raising of two new bonds, raising a total of US$1 billion at an average coupon of 5.625%. On 15 May 2024, the
US$500 million 5-year notes matured and were repaid.
The balance of the 10-year notes is net of unamortised transaction costs amounting to US$1.7 million (2024: US$2.1 million).
The 10-year notes are unconditionally and irrevocably guaranteed by Gold Fields Limited (“Gold Fields”), Gold Fields Ghana Holdings (BVI) Limited (“GF Ghana”) and Gold Fields
Holdings Company (BVI) Limited (“GF Holdings”) (collectively “the Guarantors”), on a joint and several basis.
2On 13 May 2025, Gold Fields successfully concluded the raising of US$750 million 7-year notes at a coupon of 5.854%.
The balance of the 7-year notes is net of unamortised transaction costs amounting to US$6.8 million,
The 7-year notes are unconditionally and irrevocably guaranteed by Gold Fields and GF Holdings (collectively “the Guarantors”), on a joint and several basis.
The net proceeds from the 7-year notes were used to repay in full the outstanding loans under the US$750 million multi-currency bridge facilities.
3On 10 May 2024, the US$150 million revolving senior secured credit facility was refinanced with the US$85 million revolving senior secured credit facility and cancelled.
The US$85 million revolving senior credit facility was cancelled on 9 July 2025.
4On 27 September 2021, Gold Fields Ghana Limited ("GF Ghana Limited") and Abosso Goldfields Limited ("Abosso") entered into a US$100 million revolving credit facility.
Borrowings under the facility are guaranteed by GF Ghana Limited and Abosso. This facility is non-recourse to the rest of the Group.
During April 2025, the maturity date of the facility was extended to 13 April 2026.
5On 26 September 2023, Gruyere Holdings Proprietary Limited entered into a A$500 million syndicated revolving credit facility.
The A$500 million syndicated revolving credit facility has a A$100 million accordion option (at the discretion of the lenders) and is a sustainability linked facility. The facility is linked to the achievement of three of Gold Fields’ key ESG priorities namely gender diversity, decarbonisation and water stewardship. The achievement of the ESG metrics could impact the interest rate by up to a 0.05% decrease in rate to a 0.05% increase in rate.
Borrowings under the facility are guaranteed by Gold Fields, GF Holdings, Orogen and Gruyere.
6On 25 May 2023, Gold Fields Orogen Holding (BVI) Limited ("Orogen") entered into a US$1,200 million revolving credit facility.
The US$1,200 million revolving credit facility is a sustainability linked facility which is linked to the achievement of three of Gold Fields’ key ESG priorities namely gender diversity, decarbonisation and water stewardship. The achievement of the ESG metrics could impact the interest rate by up to a 0.05% decrease in rate to a 0.05% increase in rate.
The key terms of the new facility are:
•A principal loan amounting to US$1,200 million, with a US$400.0 million accordion option, subject to lender consent;
•Maturity of five years, with an option to extend the tenor through two one-year extensions;
•A competitive margin, subject to rating margin achievements and sustainability margin adjustments. The rating margin achievements and sustainability margin adjustments could impact the interest rates.
During October 2023, the facility was amended to include Gold Fields Windfall Holding Inc ("Windfall") as a borrower.
During 2025, the facility was extended by one year, the maturity dates are as follows:
•US$83.3 million matures on 25 May 2028;
•US$50.0 million matures on 25 May 2029; and
•US$1,066.7 million matures on 25 May 2030.
Borrowings under this facility are guaranteed by Gold Fields, GF Holdings, Orogen and Windfall.
7On 18 October 2024, Orogen and Windfall entered into a US$500 million multi-currency bridge facility and a US$250 million multi-currency parallel bridge facility (collectively called the "US$750 million multi-currency bridge facilities"). The facility was used to finance the Osisko asset acquisition.
The facilities had a maturity date of 17 October 2025 and was fully repaid and cancelled in May 2025.
Borrowings under the facilities were guaranteed by Gold Fields, GF Holdings, Orogen and Windfall.
8On 15 July 2025, Gruyere entered into a US$2,300 million multi-currency syndicated bridge facility. The facility was used to finance the acquisition of Gold Road.
On 12 January 2026, the facility was repaid in full and cancelled, utilising available cash resources together with proceeds from the A$1,250 million multi-currency term loan facility.
9On 2 December 2025, Gruyere entered into an A$1,250 million multi-currency syndicated term loan facility. The proceeds were used to partially repay the US$2,300 million multi-
currency bridge facility.
Borrowings under the facility are guaranteed by Gold Fields, GF Holdings, Windfall and Gruyere.
10On 8 May 2023, GFIJVH and GFO entered into a R500 million Nedbank revolving credit facility. Borrowings under the facility are guaranteed by Gold Fields, GF Holdings,
Orogen, GFO and GFIJVH.
11On 19 April 2023, GFIJVH and GFO entered into a R1,000 million Rand Merchant Bank revolving credit facility. Borrowings under the new facility are guaranteed by Gold Fields,
GF Holdings, Orogen, GFO and GFIJVH.
12On 5 May 2023, GFIJVH and GFO entered into a R500 million Absa Bank revolving credit facility. Borrowings under the new facility are guaranteed by Gold Fields, GF Holdings,
Orogen, GFO and GFIJVH.
13On 8 May 2023, GFIJVH and GFO entered into a R500 million Standard Bank revolving credit facility. Borrowings under the facility are guaranteed by Gold Fields, GF Holdings,
Orogen, GFO and GFIJVH.
14On 20 August 2025, the R2,500 million ZAR revolving credit facilities were amended to incorporate ZARONIA rate-switch provisions in preparation for the planned cessation of
JIBAR as a benchmark on 31 December 2026
[15]The Group has access to uncommitted loan facilities from some of the major banks. These facilities have no fixed terms, are short-term in nature and interest rates are market related. Borrowings under these facilities are guaranteed by Gold Fields.

Schedule of borrowings by type

		United States Dollar
	Figures in millions unless otherwise stated	2025	2024

(a)	US$500 million 5-year notes issue
	Balance at beginning of the year	—	499.6
	Unwinding of transaction costs	—	0.4
	Repayments	—	(500.0)
	Balance at end of the year	—	—
(b)	US$500 million 10-year notes issue
	Balance at beginning of the year	497.9	497.5
	Unwinding of transaction costs	0.4	0.4
	Balance at end of the year	498.3	497.9
(c)	US$750 million 7-year notes issue
	Loans advanced	742.4	—
	Unwinding of transaction costs	0.8	—
	Balance at end of the year	743.2	—
(d)	US$150 million revolving senior secured credit facility
	Balance at beginning of the year	—	83.5
	Repayments	—	(83.5)
	Balance at end of the year	—	—
(e)	US$85 million revolving senior secured credit facility
	Balance at beginning of the year	33.5	—
	Loans advanced	—	83.5
	Repayments	(33.5)	(50.0)
	Balance at end of the year	—	33.5
(f)	A$500 million syndicated revolving credit facility
	Balance at beginning of the year	210.6	—
	Loans advanced	—	263.1
	Repayments	(214.4)	(39.1)
	Translation adjustment	3.8	(13.4)
	Balance at end of the year	—	210.6
(g)	US$1,200 million revolving credit facility
	Balance at beginning of the year	1,034.5	155.9
	Loans advanced[1]	233.6	1,202.2
	Repayments[2]	(801.6)	(313.7)
	Translation adjustment	17.4	(9.9)
	Balance at end of the year	483.9	1,034.5
(h)	US$750 million multi-currency bridge facilities
	Balance at beginning of the year	719.1	—
	Loans advanced[3]	—	742.3
	Repayments[4]	(752.6)	—
	Translation adjustment	33.5	(23.2)
	Balance at end of the year	—	719.1
[1]The US$233.6 million (2024: US$1,202.2 million) includes Canadian dollar drawdowns by Windfall amounting to US$205.0 million (C$287.1 million) (2024:
US$389.3 million (C$541.5 million)) in 2025.
[2]The US$801.6 million (2024: US$313.7 million) includes Canadian dollar repayments by Windfall amounting to US$78.1 million (C$107.6 million) (2024:
US$118.1 million (C$162.5 million)) in 2025.
[3]The US$742.3 million (C$1,034.3 million) relates to Canadian dollar drawdowns by Windfall in 2024.
[4]The US$752.6 million (C$1,034.3 million) relates to Canadian dollar repayments by Windfall in 2025.
Notes to the consolidated financial statements continued
for the year ended 31 December 2025
28.Borrowings continued

		United States Dollar
	Figures in millions unless otherwise stated	2025	2024

(i)	US$2,300 million multi-currency bridge facility
	Loans advanced[1]	2,275.7	—
	Repayments[2]	(2,120.4)	—
	Translation adjustment	23.4	—
	Balance at end of the year	178.7	—
(j)	A$1,250 million multi-currency term loan facility
	Loans advanced[3]	834.1	—
	Balance at end of the year	834.1	—
	Total borrowings[4]	2,738.2	2,495.6
	The exposure of the Group’s borrowings to interest rate changes and the contractual repricing dates at the reporting dates are as follows:
	Variable rate with exposure to repricing (six months or less)	1,496.7	1,997.7
	Fixed rate with no exposure to repricing	1,241.5	497.9
		2,738.2	2,495.6
	The carrying amounts of the Group’s borrowings are denominated in the following currencies:
	US Dollar	1,295.3	1,280.4
	Canadian Dollar	430.1	1,004.6
	Australian Dollar	1,012.8	210.6
		2,738.2	2,495.6
	The Group has the following undrawn borrowing facilities:
	Committed	1,300.7	549.0
	Uncommitted	40.0	72.3
		1,340.7	621.3
	All of the above undrawn committed facilities have floating rates. The uncommitted facilities have no expiry dates and are open ended. Undrawn committed facilities have the following expiry dates:
	– within one year	100.0	100.0
	– later than one year and not later than two years	—	51.5
	– later than two years and not later than three years	534.3	—
	– later than three years and not later than five years	666.4	397.5
		1,300.7	549.0
[1]The US$2,275.7 million (A$3,477.8 million) relates to Australian dollar drawdowns by Gruyere in 2025.
[2]The US$2,120.4 million (A$3,210.0 million) relates to Australian dollar repayments by Gruyere in 2025.
[3]The US$834.1 million (A$1,250.0 million) relates to Australian dollar drawdowns by Gruyere in 2025.
[4]Loans repaid of US$4,119.6 million in 2025 per the cash flow statement includes a repayment of US$197.1 million (A$301.1 million) relating to the loan acquired as part of the Gold Road acquisition. Refer note 18.3 for further details.